Taxation (Details 3) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income/(loss) before tax
Income from Chinese mainland operations	¥ 22,047		¥ 47,693	¥ 33,130
Income/(loss) from non-Chinese mainland operations	3,276		3,845	(1,480)
Total income before tax	¥ 25,323	$ 3,621	¥ 51,538	¥ 31,650